Deferred tax - Attributable to tax jurisdictions (Details) - ZAR (R) R in Millions	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits
Net deferred tax liabilities	R (20,649)	R (16,718)	R (12,511)
South Africa
Disclosure of temporary difference, unused tax losses and unused tax credits
Net deferred tax liabilities	447	3,169
United States
Disclosure of temporary difference, unused tax losses and unused tax credits
Net deferred tax liabilities	(21,462)	(18,556)
Germany
Disclosure of temporary difference, unused tax losses and unused tax credits
Net deferred tax liabilities	1,084	(1,085)
Mozambique
Disclosure of temporary difference, unused tax losses and unused tax credits
Net deferred tax liabilities	(400)	323
Other countries
Disclosure of temporary difference, unused tax losses and unused tax credits
Net deferred tax liabilities	R (318)	R (569)